Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
INCOME (LOSS)
Interest income	$ 471,950	$ 457,330
Unrealized gain on equity securities (Note 5)	930,776	35,932
Foreign currency loss	(9,738)	(5,305)
Total Other Income	1,392,988	487,957
EXPENSES
Corporate general and administrative (Notes 2 and 8)	1,060,683	1,053,080
Legal and accounting	677,581	293,970
Enforcement of Arbitral Award (Note 2)	847,934	183,931
Exploration costs	6,774	10,434
Equipment holding costs		40,608
Total Expense	2,592,972	1,582,023
Net loss before income tax for the period	(1,199,984)	(1,094,066)
Income tax expense (Note 9)	(195,043)
Net loss and comprehensive loss for the period	(1,395,027)	(1,094,066)
Net loss per share, basic and diluted	$ (0.01)	$ (0.01)
Weighted average common shares outstanding, basic and diluted	99,563,216	99,547,710